LONG-LIVED ASSETS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended			1 Months Ended		24 Months Ended	0 Months Ended
	Dec. 08, 2010 Hangzhou facility	Jun. 02, 2010 Hangzhou facility	Feb. 01, 2010 Hangzhou facility	Apr. 30, 2013 Hangzhou facility	Dec. 31, 2009 Hangzhou facility	Dec. 31, 2011 Hangzhou facility	Feb. 02, 2010 Hangzhou facility Year 1-2	Feb. 02, 2010 Hangzhou facility Year 3-4	Feb. 02, 2010 Hangzhou facility Year 5-6	Feb. 01, 2010 Aboveground sqm	Feb. 01, 2010 Underground sqm
LONG-LIVED ASSETS
Proceeds from third party					$ 138.8
Portion of property leased back (as a percent)					33.00%
GFA leased back (in square meters)										71,027	12,000
Leaseback period of building			6 years
Leaseback rate (in per sqm per day)							0.37	0.44	0.47
Leaseback rate (in per sqm per month)			3.66
Security deposit required to be paid		1.8
Specified period for prepayment to be made upon lease inception		6 months
Rent and fees prepaid on lease inception		3.4
Advance notice period for termination of all or part of leaseback	6 months
Early termination penalties				$ 0.1		$ 9.8